COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
Commitments and Contingent Liabilities (Tables) [Abstract]
Schedule Of Changes In Provisions For Contingent Liabilities and Escrow Deposits Relating To Lawsuits Related To Civil Labor and Social Security [Table Text Block]
Schedule of changes in provisions for contingent liabilities and escrow deposits relating to lawsuits on civil, labour, tax and social security

	12/31/2010	12/31/2009
Opening balance (Note 18)	7,651	5,219
Balance arising from business combinations	-	2,989
(+) Reclassification	-	111
(-) Contingencies guaranteed by indemnity clauses (Note 2u)	(707)	(692)
Subtotal	6,944	7,627
Changes in the period reflected in income (Note 24b)	2,907	2,535
Interest and monetary correction	324	433
Increase	3,579	2,505
Reversal	(996)	(403)
Payments	(1,675)	(3,218)
Subtotal	8,176	6,944
(+) Contingencies guaranteed by indemnity clauses (Note 2u)	1,466	707
Closing balance (Note 18)	9,642	7,651
Escrow deposits (Note 14)	4,076	3,219

Schedule Of Changes In Provisions For Contingent Liabilities and Escrow Deposits Relating To Tax Payable and Challenged In Court [Table Text Block]
Schedule of changes in provisions for contingent liabilities and escrow deposits relating to lawsuits on taxes payable and challenged in court

	12/31/2010	12/31/2009

Opening balance (Note 18)	6,337	6,155
Balance arising from business combinations	-	3,003
Reclassification	-	(111)
Changes in the period reflected in income	693	2,100
Interest and monetary correction	308	849
Increase	769	2,182
Reversal	(384)	(931)
Payments (*)	(1,936)	(4,810)
Closing balance (Note 18)	5,094	6,337
Escrow deposits (Note 14)	3,708	4,127
(*) In November 2009, Itaú Unibanco Holding and its subsidiaries applied to the Fiscal Recovery Program (REFIS), established by Law n° 11,941/09 and Provisional Measure, N° 449/2009. REFIS has the purpose of allowing to settle tax debt through a special mechanism for paying and refinancing tax and social security liabilities. The general conditions of the effects of applying to REFIS include the possibility to pay amounts under REFIS in 180 monthly installments or in one single installment as well as reductions in the amounts of penalties and late payment interest. As allowed by the program additional tax debts were added to the program during 2010. The application has resulted in an effect of R$ 145 in net income recognized during the year ended December 31, 2010 (R$ 291 for the year ended December 31, 2009). Payments made for debts included in the REFIS program amounted to R$ 1,891 for the year ended December 31, 2010 (R$ 1,952 for the year ended December 31, 2009).

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]	Minimum payments of services provided by third parties and leases
2011	802
2012	680
2013	538
2014	456
2015	351
Thereafter 2016	846
Total minimum payments required	3,673